Other Liabilities	12 Months Ended
Dec. 31, 2020
Other Liabilities Disclosure [Abstract]
Other Liabilities
16.	Other liabilities
Other current liabilities consist of the following:

	As of December 31, 2020	As of December 31, 2019
Taxes payable	32,955	10,958
Salaries payable	14,444	25,196
Seller financing Viajes Falabella (1)	5,624	5,477
Other	3,086	5,091

	$56,109	$46,722

Other
non-current
liabilities consist of the following:

	As of December 31, 2020	As of December 31, 2019
Seller financing Viajes Falabella	—	5,219
Taxes payable	598	1,427
Deferred tax liabilities	11,111	—
Purchase price payable for Best Day Group (2)	8,768	—
Accrued earnout liability (3)	3,765	—
Promissory notes issued (4)	14,490	—
Equity method investments	2,059	—
Other	4,122	—

	$44,913	$6,646

(1)	As of December 31, 2020, this amount corresponds to the last installment due June 2021.
(2)	We will pay the purchase price on October 1, 2023. See Note 4 for details.
(3)
Under the terms of the acquisition of the Best Day Group, we may be required to pay an earnout amount up to a maximum of $20,000 on October 1, 2024. The amount represents the fair value of the earnout consideration as of December 31, 2020. Changes in the fair value of the earnout consideration are charged to earnings in the period incurred. See Note 21 for details of the earnout consideration.

(4)
Under the terms of the acquisition of the Best Day Group, we legally assumed a debt that Best Day Group had with their prior shareholders. We issued four promissory notes for an aggregate nominal amount of $14,323 which accrue interest at a fixed rate of 5% and are payable on
October 1, 2023. The fair value of this debt as of December 31, 2020 was $14,341.